Loans and borrowings (Details 5) ₨ in Millions	Mar. 31, 2019 INR (₨)
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	₨ 609
Interest	214
Future minimum lease payments	823
Not later than one year
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	60
Interest	49
Future minimum lease payments	109
Between one and five years
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	264
Interest	127
Future minimum lease payments	391
More than five years
Disclosure of Future minimum lease payments under finance leases [Line Items]
Present value of minimum lease payments	285
Interest	38
Future minimum lease payments	₨ 323